SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of movement of allowance for uncollectible contract assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	¥ (39,801)	¥ (82,005)
Current year net provision	(87,605)	(214,548)
Current year write-off	87,362	256,752
Transfer out due to disposal of Shanghai Caiyin	(190,491)
Ending balance	0	(39,801)
Current loan products
Beginning balance	(33,912)	(32,571)
Current year net provision	(12,758)	(179,153)
Current year write-off	46,306	177,812
Transfer out due to disposal of Shanghai Caiyin	(140,988)
Ending balance	0	(33,912)
Other online standard loan products
Beginning balance	(2,998)	(42,484)
Current year net provision	(2,852)	(28,957)
Current year write-off	5,382	68,443
Transfer out due to disposal of Shanghai Caiyin	(6,492)
Ending balance	0	(2,998)
Offline and non-standard loan products
Beginning balance	(2,891)	(6,950)
Current year net provision	(71,995)	(6,438)
Current year write-off	35,674	10,497
Transfer out due to disposal of Shanghai Caiyin	(43,011)
Ending balance	¥ 0	¥ (2,891)